Expense Example {- Franklin LifeSmart™ 2020 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2020 Retirement Target Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	865
5 years	1,132
10 years	1,893
Class C
Expense Example:
1 year	248
3 years	566
5 years	1,010
10 years	2,244
Class R
Expense Example:
1 year	97
3 years	412
5 years	749
10 years	1,703
Class R6
Expense Example:
1 year	41
3 years	226
5 years	428
10 years	1,008
Advisor Class
Expense Example:
1 year	46
3 years	255
5 years	481
10 years	$ 1,131